Tax Situation - Additional Information (Detail) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Income Tax [Line items]
Tax loss compensating period					4 years	4 years
Unrecognized deferred income tax assets					S/ 10,800
Current income tax payable					150,020		S/ 168,143	S/ 169,428
Proyectos Inmobiliarios Consultores S.A [member]
Disclosure of Income Tax [Line items]
Current income tax payable							22,000
Viva GyM SA [member]
Disclosure of Income Tax [Line items]
Current income tax payable							22,000
Grana Y Montero S.A.A. [member]
Disclosure of Income Tax [Line items]
Current income tax payable							S/ 7,000
GyM Ferrovias SA. [member]
Disclosure of Income Tax [Line items]
Current income tax payable					20,000
Inversiones Almonte S.A [member]
Disclosure of Income Tax [Line items]
Current income tax payable					S/ 10,000
Chile (member)
Disclosure of Income Tax [Line items]
Income tax rate					27.00%	27.00%	25.50%
Chile (member) | Attributed Income System [member]
Disclosure of Income Tax [Line items]
Income tax rate							25.00%	24.00%	22.50%	21.00%
Chile (member) | Partially Integrated System [member]
Disclosure of Income Tax [Line items]
Income tax rate					27.00%	27.00%	25.50%	24.00%	22.50%	21.00%
Distribution as a tax credit percentage of total tax paid					65.00%	65.00%
Colombia (member)
Disclosure of Income Tax [Line items]
Income tax rate					37.00%	37.00%	40.00%
Effective tax rate					33.00%	33.00%	34.00%
Effective tax rate, temporary overrate					4.00%	4.00%	6.00%
Taxable income					S/ 895	$ 800
Tax rate effect of tax losses					3.50%	3.50%	3.00%
Tax loss compensating period					12 years	12 years
Special rate on dividends and interests					5.00%	5.00%
Firmness of declarations period					3 years	3 years
Colombia (member) | Bottom of range [member]
Disclosure of Income Tax [Line items]
VAT rate					16.00%	16.00%
Colombia (member) | Top of range [member]
Disclosure of Income Tax [Line items]
VAT rate					19.00%	19.00%
Colombia (member) | Qualified for transfer prices fillings [member]
Disclosure of Income Tax [Line items]
Firmness of declarations period					6 years	6 years
Colombia (member) | Tax losses [member] | Bottom of range [member]
Disclosure of Income Tax [Line items]
Firmness of declarations period					12 years	12 years
Colombia (member) | Tax losses [member] | Top of range [member]
Disclosure of Income Tax [Line items]
Firmness of declarations period					15 years	15 years
Peru (member)
Disclosure of Income Tax [Line items]
Income tax rate					29.50%	29.50%	29.50%
Tax on dividends and other forms of profit distribution					5.00%	5.00%
Percentage of undistributed profit income tax rate					6.80%	6.80%
Tax rate applicable to net assets exceeding S/1 million					0.40%	0.40%
Changes in tax rates or tax laws enacted or announced [member] | Colombia (member)
Disclosure of Income Tax [Line items]
Income tax rate	30.00%	31.00%	32.00%	33.00%
Presumptive rent rate		0.00%	1.50%	1.50%